Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues		$ 4,054	$ 4,054	$ 8,108	$ 8,108	$ 24,108
Operating expenses
Cost of materials						474
Sales and marketing expenses	52,620	65,995	93,870	213,539	284,138
Depreciation and amortization		738	1,473	2,212	2,947	5,672
Professional fees	211,954	265,497	642,101	1,968,084	2,068,796	741,375
Stock based compensation					675,324	80,635
Reserved stock units granted	169,650		169,650
Stock options granted	24,283	27,427	79,582	612,343
Payroll expenses	436,319	160,500	722,594	492,077	652,877	679,259
Loan fees		8,664		603,861	(25,000)
Research and development					328,026	149,650
General and administrative expenses	66,973	137,593	240,469	683,788	432,470	408,306
Total operating expenses	961,799	666,414	1,949,739	4,575,904	4,444,578	2,065,371
Operating loss	(961,799)	(666,414)	(1,945,685)	(4,567,796)	(4,436,470)	(2,041,263)
Non-operating income (expense)
Interest expense	(527,188)	(85,830)	(1,836,279)	(535,563)	(6,259,467)	(3,196,153)
Net gain on sale of assets			2,800
Net gain (loss) on settlement of debt		(111,328)		(1,877,959)
Loss on sale of stock		(54,561)		(54,561)
Net gain (loss) on debt extinguishment	(369,428)		(423,291)		3,108,342	3,562,067
Grant income					21,010	21,010
Gain (loss) on derivative liability	9	762,151	408,488	(3,108,889)	(2,244,353)	7,887,025
Loss on impaired assets					(43,957)
Non-operating income (expense), net	(896,607)	510,432	(1,848,282)	(5,576,972)	(5,418,425)	8,273,949
Income (Loss) before Income Taxes	(1,858,406)	(155,982)	(3,793,967)	(10,144,768)	(9,854,895)	6,232,686
Income Tax Provision
Net Income (Loss)	$ (1,858,406)	$ (155,982)	$ (3,793,967)	$ (10,144,168)	$ (9,854,895)	$ 6,232,686
Basic and Diluted Income (Loss) per Common Share	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.51)	$ (0.46)	$ 0.34
Weighted average common shares outstanding	52,471,896	19,999,985	45,777,689	19,987,347	21,497,069	18,505,467